Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000016684_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Stock Selector Large Cap Value Fund
C000016684_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000016684_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,282
C000016684_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,172
C000016684_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,435
C000016684_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,215
C000016684_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,022
C000016684_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,069
C000016684_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,343
C000016684_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,012
C000016684_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,027
C000016684_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,805
C000016684_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
C000016684_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000016684_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,462
C000016684_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,608
C000016684_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,906
C000016684_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,974
C000016684_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,628
C000016684_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,515
C000016684_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,428
C000016684_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,670
C000016684_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,904
C000016684_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,006
C000016684_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000016684_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000016684_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000016684_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,202
C000016684_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,872
C000016684_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,053
C000016684_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,635
C000016684_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,030
C000016684_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,805
C000016684_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,621
C000016684_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,265
C000016684_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,818
C000177515_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000177515_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177515_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,565
C000177515_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,982
C000177515_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,451
C000177515_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,127
C000177515_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,464
C000177515_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,706
C000177515_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,097
C000177515_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,245
C000177515_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,382
C000177515_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
C000177515_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177515_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,746
C000177515_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,181
C000177515_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,844
C000177515_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,370
C000177515_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,495
C000177515_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,425
C000177515_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,424
C000177515_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,828
C000177515_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,126
C000177515_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000177515_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177515_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,580
C000177515_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,306
C000177515_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,939
C000177515_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,903
C000177515_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,540
C000177515_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,699
C000177515_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,684
C000177515_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,010
C000177515_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,605
C000043317_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000043317_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000043317_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,777
C000043317_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,509
C000043317_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,728
C000043317_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,330
C000043317_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,004
C000043317_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,687
C000043317_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,841
C000043317_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,277
C000043317_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,765
C000043317_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,070
C000043317_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
C000043317_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043317_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,462
C000043317_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,608
C000043317_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,906
C000043317_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,974
C000043317_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,628
C000043317_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,515
C000043317_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,428
C000043317_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,670
C000043317_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,904
C000043317_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,006
C000043317_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000043317_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043317_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000043317_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,202
C000043317_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,872
C000043317_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,053
C000043317_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,635
C000043317_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,030
C000043317_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,805
C000043317_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,621
C000043317_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,265
C000043317_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,818
C000043313_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000043313_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043313_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,272
C000043313_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,154
C000043313_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,418
C000043313_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,189
C000043313_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,996
C000043313_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,036
C000043313_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,315
C000043313_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,981
C000043313_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,996
C000043313_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,767
C000043313_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
C000043313_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043313_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,462
C000043313_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,608
C000043313_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,906
C000043313_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,974
C000043313_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,628
C000043313_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,515
C000043313_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,428
C000043313_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,670
C000043313_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,904
C000043313_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,006
C000043313_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000043313_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043313_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000043313_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,202
C000043313_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,872
C000043313_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,053
C000043313_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,635
C000043313_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,030
C000043313_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,805
C000043313_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,621
C000043313_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,265
C000043313_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,818
C000043316_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000043316_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043316_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,143
C000043316_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,851
C000043316_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,984
C000043316_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,538
C000043316_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,147
C000043316_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,756
C000043316_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,802
C000043316_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,119
C000043316_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,637
C000043316_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,999
C000043316_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
C000043316_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043316_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,462
C000043316_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,608
C000043316_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,906
C000043316_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,974
C000043316_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,628
C000043316_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,515
C000043316_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,428
C000043316_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,670
C000043316_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,904
C000043316_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,006
C000043316_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000043316_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043316_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000043316_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,202
C000043316_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,872
C000043316_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,053
C000043316_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,635
C000043316_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,030
C000043316_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,805
C000043316_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,621
C000043316_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,265
C000043316_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,818
C000043314_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000043314_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000043314_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,544
C000043314_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,278
C000043314_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,553
C000043314_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,174
C000043314_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,888
C000043314_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,589
C000043314_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,786
C000043314_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,261
C000043314_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,811
C000043314_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,197
C000043314_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
C000043314_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043314_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,462
C000043314_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,608
C000043314_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,906
C000043314_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,974
C000043314_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,628
C000043314_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,515
C000043314_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,428
C000043314_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,670
C000043314_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,904
C000043314_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,006
C000043314_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000043314_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043314_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000043314_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,202
C000043314_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,872
C000043314_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,053
C000043314_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,635
C000043314_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,030
C000043314_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,805
C000043314_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,621
C000043314_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,265
C000043314_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,818
C000120650_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Value Discovery Fund
C000120650_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120650_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,540
C000120650_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,428
C000120650_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,545
C000120650_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,029
C000120650_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,050
C000120650_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,201
C000120650_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,529
C000120650_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,160
C000120650_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,786
C000120650_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,514
C000120650_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Value Index
C000120650_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120650_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,576
C000120650_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,670
C000120650_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,972
C000120650_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,947
C000120650_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,716
C000120650_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,527
C000120650_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,438
C000120650_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,606
C000120650_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,780
C000120650_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,877
C000120650_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000120650_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120650_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,173
C000120650_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,235
C000120650_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,891
C000120650_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,948
C000120650_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,624
C000120650_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,688
C000120650_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,571
C000120650_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,084
C000120650_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,474
C000120650_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,910
C000120653_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Stock Selector Large Cap Value Fund
C000120653_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120653_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,349
C000120653_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,277
C000120653_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,554
C000120653_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,448
C000120653_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,334
C000120653_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,630
C000120653_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,063
C000120653_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,026
C000120653_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,489
C000120653_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,718
C000120653_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
C000120653_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120653_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,462
C000120653_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,608
C000120653_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,906
C000120653_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,974
C000120653_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,628
C000120653_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,515
C000120653_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,428
C000120653_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,670
C000120653_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,904
C000120653_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,006
C000120653_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000120653_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120653_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000120653_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,202
C000120653_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,872
C000120653_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,053
C000120653_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,635
C000120653_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,030
C000120653_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,805
C000120653_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,621
C000120653_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,265
C000120653_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,818
C000069435_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series All-Sector Equity Fund
C000069435_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000069435_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,103
C000069435_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,204
C000069435_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,713
C000069435_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,851
C000069435_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,303
C000069435_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,882
C000069435_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,908
C000069435_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,925
C000069435_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,533
C000069435_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	46,348
C000069435_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000069435_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000069435_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000069435_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,202
C000069435_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,872
C000069435_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,053
C000069435_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,635
C000069435_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,030
C000069435_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,805
C000069435_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,621
C000069435_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,265
C000069435_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,818
C000182857_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Mid Cap Value K6 Fund
C000182857_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182857_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,438
C000182857_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,200
C000182857_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,827
C000182857_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,458
C000182857_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,800
C000182857_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,158
C000182857_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,610
C000182857_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,848
C000182857_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,865
C000182857_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000182857_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182857_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,151
C000182857_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,545
C000182857_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,912
C000182857_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,723
C000182857_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,667
C000182857_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,559
C000182857_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,936
C000182857_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,992
C000182857_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,247
C000182857_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000182857_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182857_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,791
C000182857_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,525
C000182857_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,891
C000182857_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,736
C000182857_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,882
C000182857_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,243
C000182857_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,736
C000182857_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,456
C000182857_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,662
C000016686_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Mid Cap Value Fund
C000016686_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000016686_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,319
C000016686_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,353
C000016686_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,779
C000016686_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,550
C000016686_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,413
C000016686_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,608
C000016686_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,981
C000016686_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,726
C000016686_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,944
C000016686_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,798
C000016686_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000016686_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000016686_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,915
C000016686_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,727
C000016686_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,927
C000016686_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,732
C000016686_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,802
C000016686_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,691
C000016686_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,549
C000016686_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,046
C000016686_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,083
C000016686_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,061
C000016686_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000016686_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000016686_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,173
C000016686_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,235
C000016686_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,891
C000016686_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,948
C000016686_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,624
C000016686_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,688
C000016686_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,571
C000016686_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,084
C000016686_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,474
C000016686_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,910
C000177516_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000177516_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177516_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,674
C000177516_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,406
C000177516_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,050
C000177516_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,773
C000177516_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,210
C000177516_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,536
C000177516_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,983
C000177516_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,461
C000177516_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,644
C000177516_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000177516_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177516_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,439
C000177516_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,817
C000177516_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,219
C000177516_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,051
C000177516_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,071
C000177516_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,960
C000177516_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,347
C000177516_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,482
C000177516_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,795
C000177516_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000177516_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177516_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,513
C000177516_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,230
C000177516_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,741
C000177516_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,760
C000177516_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,099
C000177516_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,359
C000177516_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,066
C000177516_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,136
C000177516_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,600
C000043326_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000043326_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000043326_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,819
C000043326_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,691
C000043326_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,119
C000043326_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,779
C000043326_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,515
C000043326_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,350
C000043326_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,601
C000043326_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,118
C000043326_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,885
C000043326_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,277
C000043326_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000043326_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043326_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,915
C000043326_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,727
C000043326_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,927
C000043326_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,732
C000043326_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,802
C000043326_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,691
C000043326_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,549
C000043326_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,046
C000043326_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,083
C000043326_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,061
C000043326_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000043326_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043326_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,173
C000043326_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,235
C000043326_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,891
C000043326_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,948
C000043326_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,624
C000043326_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,688
C000043326_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,571
C000043326_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,084
C000043326_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,474
C000043326_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,910
C000043327_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000043327_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043327_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,319
C000043327_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,353
C000043327_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,776
C000043327_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,544
C000043327_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,413
C000043327_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,601
C000043327_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,975
C000043327_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,714
C000043327_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,917
C000043327_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,758
C000043327_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000043327_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043327_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,915
C000043327_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,727
C000043327_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,927
C000043327_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,732
C000043327_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,802
C000043327_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,691
C000043327_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,549
C000043327_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,046
C000043327_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,083
C000043327_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,061
C000043327_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000043327_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043327_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,173
C000043327_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,235
C000043327_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,891
C000043327_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,948
C000043327_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,624
C000043327_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,688
C000043327_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,571
C000043327_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,084
C000043327_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,474
C000043327_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,910
C000043325_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000043325_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043325_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,197
C000043325_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,061
C000043325_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,388
C000043325_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,002
C000043325_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,686
C000043325_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,486
C000043325_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,644
C000043325_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,064
C000043325_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,877
C000043325_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,333
C000043325_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000043325_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043325_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,915
C000043325_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,727
C000043325_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,927
C000043325_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,732
C000043325_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,802
C000043325_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,691
C000043325_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,549
C000043325_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,046
C000043325_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,083
C000043325_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,061
C000043325_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000043325_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043325_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,173
C000043325_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,235
C000043325_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,891
C000043325_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,948
C000043325_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,624
C000043325_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,688
C000043325_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,571
C000043325_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,084
C000043325_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,474
C000043325_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,910
C000043323_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000043323_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000043323_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,580
C000043323_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,449
C000043323_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,938
C000043323_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,621
C000043323_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,392
C000043323_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,233
C000043323_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,527
C000043323_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,084
C000043323_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,901
C000043323_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,361
C000043323_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000043323_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043323_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,915
C000043323_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,727
C000043323_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,927
C000043323_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,732
C000043323_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,802
C000043323_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,691
C000043323_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,549
C000043323_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,046
C000043323_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,083
C000043323_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,061
C000043323_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000043323_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000043323_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,173
C000043323_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,235
C000043323_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,891
C000043323_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,948
C000043323_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,624
C000043323_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,688
C000043323_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,571
C000043323_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,084
C000043323_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,474
C000043323_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,910
C000212497_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Equity-Income K6 Fund
C000212497_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212497_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,914
C000212497_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,784
C000212497_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,628
C000212497_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,679
C000212497_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,694
C000212497_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,887
C000212497_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,346
C000212497_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
C000212497_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212497_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,830
C000212497_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,352
C000212497_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,940
C000212497_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,880
C000212497_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,673
C000212497_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,507
C000212497_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,290
C000212497_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000212497_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212497_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,223
C000212497_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,521
C000212497_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,063
C000212497_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,738
C000212497_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,560
C000212497_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,181
C000212497_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,580
C000016682_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Equity-Income Fund
C000016682_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000016682_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,442
C000016682_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,628
C000016682_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,763
C000016682_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,060
C000016682_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,333
C000016682_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,441
C000016682_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,452
C000016682_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,919
C000016682_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,504
C000016682_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,508
C000016682_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Value Index
C000016682_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000016682_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,576
C000016682_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,670
C000016682_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,972
C000016682_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,947
C000016682_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,716
C000016682_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,527
C000016682_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,438
C000016682_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,606
C000016682_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,780
C000016682_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,877
C000016682_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000016682_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000016682_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,173
C000016682_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,235
C000016682_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,891
C000016682_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,948
C000016682_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,624
C000016682_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,688
C000016682_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,571
C000016682_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,084
C000016682_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,474
C000016682_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,910
C000064236_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064236_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064236_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,456
C000064236_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,659
C000064236_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,808
C000064236_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,124
C000064236_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,420
C000064236_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,566
C000064236_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,596
C000064236_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,090
C000064236_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,734
C000064236_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,804
C000064236_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Value Index
C000064236_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064236_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,576
C000064236_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,670
C000064236_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,972
C000064236_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,947
C000064236_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,716
C000064236_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,527
C000064236_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,438
C000064236_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,606
C000064236_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,780
C000064236_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,877
C000064236_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000064236_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064236_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,173
C000064236_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,235
C000064236_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,891
C000064236_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,948
C000064236_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,624
C000064236_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,688
C000064236_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,571
C000064236_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,084
C000064236_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,474
C000064236_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 40,910